Income Taxes - Statutory Income Tax Expense To Effective Income Tax Provision (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal statutory income tax rate	21.00%	21.00%	21.00%
State tax, net of federal benefit	2.20%	3.30%	2.00%
Permanent differences	(0.20%)	0.60%	(0.40%)
Foreign-derived intangible income	(0.30%)	(0.50%)	0.00%
Research and development credits, net	(1.70%)	(2.00%)	(3.00%)
Tax uncertainties	0.00%	0.00%	0.40%
Deferred tax adjustments	0.10%	0.00%	(0.20%)
Excess tax benefits from share-based compensation	(0.20%)	(0.10%)	(0.20%)
Change in valuation allowance	0.50%	(0.20%)	2.60%
Foreign rate differential	(0.90%)	1.00%	(0.30%)
Withholding taxes	0.00%	9.90%	1.00%
Limitation on executive compensation	2.70%	7.00%	0.00%
Non-deductible transaction costs	0.00%	2.90%	0.00%
Other tax rate items	0.20%	0.10%	0.20%
Total	23.40%	43.00%	23.10%